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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06260

                           The Quaker Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       309 Technology Drive
                       Malvern, PA 19355
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd , Suite 200
                       Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-220-8888

Date of fiscal year end:  6/30/2006

Date of reporting period: 3/31/2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.


Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Strategic Growth Fund


                                                     Shares           Value
                                                 --------------  --------------
COMMON STOCKS - 76.25%
Basic Materials - 6.36%
Chemicals - 1.03%
Mosaic Co. (a)                                          724,200  $   10,392,270
                                                                 --------------
Mining - 5.33%
BHP Billiton Ltd. ADR                                   360,343      14,359,669
Cameco Corp.                                            435,300      15,670,800
Inco Ltd.                                               341,500      17,037,435
Phelps Dodge Corp.                                       80,400       6,474,612
                                                                 --------------
                                                                     53,542,516
                                                                 --------------
Total Basic Materials (Cost $58,644,806)                             63,934,786
                                                                 --------------

Communications - 10.98%
Telecommunications - 10.98%
America Movil SA de CV ADR                              378,500      12,967,410
China Mobile Hong Kong Ltd. ADR                         374,800       9,947,192
Extreme Networks, Inc. (a)                            1,005,900       5,049,618
JDS Uniphase Corp. (a)                                1,124,900       4,690,833
NII Holdings, Inc. (a)                                  264,230      15,581,643
Nokia Corp. ADR                                         953,100      19,748,232
Nortel Networks Corp. (a)                             1,513,100       4,614,955
Qualcomm, Inc.                                          380,000      19,231,800
Sprint Nextel Corp.                                     317,200       8,196,448
Verizon Communications, Inc.                            303,500      10,337,210
                                                                 --------------
Total Communications (Cost $92,308,564)                             110,365,341
                                                                 --------------

Consumer, Cyclical - 3.24%
Airlines - 0.08%
AMR Corp. (a)                                            29,200         789,860
                                                                 --------------
Apparel - 1.17%
Nike, Inc.                                              138,200      11,760,820
                                                                 --------------
Retail - 1.99%
Home Depot, Inc.                                        346,600      14,661,180
Pacific Sunwear of California, Inc. (a)                 243,400       5,393,744
                                                                 --------------
                                                                     20,054,924
                                                                 --------------
Total Consumer, Cyclical (Cost $32,854,881)                          32,605,604
                                                                 --------------

Consumer, Non-cyclical - 0.29%
Household Products & Wares - 0.29%
Ronco Corp. (a)(b)                                      760,000       2,865,200
                                                                 --------------
Total Consumer, Non-cyclical (Cost $2,865,200)                        2,865,200
                                                                 --------------

Energy - 18.05%
Oil & Gas - 18.05%
Apache Corp.                                            300,000      19,653,000
Canadian Natural Resources Ltd. ADR                     255,700      14,163,223
ConocoPhillips                                          282,300      17,827,245
Diamond Offshore Drilling, Inc.                         200,700      17,962,650
GlobalSantaFe Corp.                                     331,800      20,156,850
Helmerich & Payne, Inc.                                  68,500       4,782,670
Nabors Industries Ltd. (a)                              171,300      12,261,654
National-Oilwell, Inc. (a)                              167,700      10,752,924
Suncor Energy, Inc.                                     230,400      17,745,408
Warren Resources, Inc. (a)                              199,515       2,972,773
Weatherford International Ltd. (a)                      510,000      23,332,500
XTO Energy, Inc.                                        457,000      19,911,490
                                                                 --------------
Total Energy (Cost $156,966,673)                                    181,522,387
                                                                 --------------

Financial - 14.02%
Banks - 1.16%
Mellon Financial Corp.                                  327,700      11,666,120
                                                                 --------------
Financial Services - 7.77%
Bear Stearns Cos., Inc.                                  26,700       3,703,290
CIT Group, Inc.                                         389,700      20,856,744
Federal Home Loan Mortgage Corp.                        118,300       7,216,300
Goldman Sachs Group, Inc.                                80,700      12,666,672
Merrill Lynch & Co., Inc.                               285,800      22,509,608
Sanders Morris Harris Group                             698,800      11,208,752
                                                                 --------------
                                                                     78,161,366
                                                                 --------------
Insurance - 5.09%
American International Group, Inc.                      273,800      18,095,442
Chubb Corp.                                             119,800      11,433,712
Marsh & McLennan Cos., Inc.                             423,700      12,439,832
Progressive Corp.                                        88,400       9,216,584
                                                                 --------------
                                                                     51,185,570
                                                                 --------------
Total Financial (Cost $127,163,058)                                 141,013,056
                                                                 --------------

Healthcare - 3.64%
Healthcare - Services - 3.64%
Coventry Health Care, Inc. (a)                          393,650      21,249,227
WellPoint, Inc. (a)                                     197,600      15,300,168
                                                                 --------------
Total Healthcare (Cost $32,097,718)                                  36,549,395
                                                                 --------------

Industrial - 13.92%
Aerospace & Defense - 6.30%
General Dynamics Corp.                                  431,700      27,620,166
Lockheed Martin Corp.                                   256,400      19,263,332
Raytheon Co.                                            359,500      16,479,480
                                                                 --------------
                                                                     63,362,978
                                                                 --------------
Environmental Control - 1.98%
American Ecology Corp.                                  975,395      19,878,550
                                                                 --------------
Miscellaneous Manufacturing - 4.23%
3M Co.                                                  127,100       9,620,199
Honeywell International, Inc.                           392,800      16,800,056
Ingersoll-Rand Co.                                      386,000      16,130,940
                                                                 --------------
                                                                     42,551,195
                                                                 --------------
Transportation - 1.41%
Burlington Northern Santa Fe Corp.                       72,600       6,049,758
Union Pacific Corp.                                      87,500       8,168,125
                                                                 --------------
                                                                     14,217,883
                                                                 --------------
Total Industrial (Cost $117,824,870)                                140,010,606
                                                                 --------------

Technology - 2.70%
Computer Software & Services - 0.45%
Eclipsys Corp. (a)                                       57,900       1,367,019
Nestor, Inc. (a)                                        898,100       3,080,483
                                                                 --------------
                                                                      4,447,502
                                                                 --------------
Computers - 1.79%
International Business Machines Corp.                   218,750      18,040,313
                                                                 --------------
Semiconductors - 0.46%
Cypress Semiconductor Corp. (a)                         139,500       2,364,525
Emulex Corp. (a)                                        132,300       2,261,007
                                                                 --------------
                                                                      4,625,532
                                                                 --------------
Total Technology (Cost $28,610,324)                                  27,113,347
                                                                 --------------

Utilities - 3.05%
Electric - 3.05%
AES Corp. (a)                                           817,000      13,938,020
Allegheny Energy, Inc. (a)                              495,300      16,765,905
                                                                 --------------
Total Utilities (Cost $23,061,253)                                   30,703,925
                                                                 --------------
TOTAL COMMON STOCKS (Cost $672,397,347)                          $  766,683,647
                                                                 --------------

SHORT TERM INVESTMENTS - 21.69%                    Principal
U.S. Government & Agency Obligations - 13.54%        Amount           Value
                                                 --------------  --------------
U.S. Treasury Bill
    4.35%, 05/18/2006 to 06/08/2006              $  127,000,000  $  126,172,145
    4.38%, 05/25/2006                                10,000,000       9,933,625
                                                                 --------------
                                                                    136,105,770
                                                                 --------------

                                                     Shares           Value
                                                 --------------  --------------
Money Market Funds - 8.15%
Merrill Lynch Master EBP Repo
  Money Market Fund                              $   24,048,807  $   24,048,807
Reserve Primary Fund                                 26,365,577      26,365,577
Reserve U.S. Government Fund                         31,549,758      31,549,758
                                                                 --------------
                                                                     81,964,143
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS (Cost $218,062,722)                 $  218,069,913
                                                                 --------------

Total Investments
  (Cost $890,460,069) - 97.94%                                   $  984,753,560
Other Assets in Excess of Liabilities,
  Net 2.06%                                                          20,762,765
                                                                 --------------
TOTAL NET ASSETS - 100.00%                                       $1,005,516,325
                                                                 ==============

                                              Schedule of Securities Sold Short
                                                     Shares           Value
                                                 --------------  --------------
COMMON STOCKS - 1.20%
Apple Computer, Inc. (a)                                 49,600  $    3,110,912
Chicos Fas, Inc. (a)                                     43,200       1,755,648
IntraLase Corp. (a)                                       6,391         148,271
SunPower Corp. (a)                                       47,900       1,827,864
UtStarcom, Inc. (a)                                     832,100       5,233,909
                                                                 --------------
TOTAL COMMON STOCKS (Cost $12,729,333)                           $   12,076,604
                                                                 --------------

EQUITY FUNDS - 1.24%
Consumer Discretionary Select
  Sector SPDR Fund                                      218,300       7,343,612
iShares MSCI Brazil Index Fund                          129,200       5,161,540
                                                                 --------------
TOTAL EQUITY FUNDS (Cost $12,493,278)                            $   12,505,152
                                                                 --------------
Total Securities Sold Short
   (Proceeds $25,222,611)                                        $   24,581,756
                                                                 ==============


ADR American Depository Receipt
(a)   Non-income producing security
(b) Restricted security acquired on June 24, 2005 at a cost of $2,865,200. Since market quotations are not readily available for this security, it was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at March 31, 2006 is $2,865,200, which represents 0.29% of total net assets.

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                              $  866,039,152
Gross Unrealized Appreciation                                       100,511,006
Gross Unrealized Depreciation                                         6,378,354
                                                                 --------------
Net Unrealized Appreciation/(Depreciation)                       $   94,132,652
                                                                 ==============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Core Equity Fund

                                                          Shares        Value
                                                       -----------   -----------
COMMON STOCKS - 98.91%
Basic Materials - 2.52%
Mining - 2.52%
BHP Billiton Ltd. ADR                                        8,000   $   318,800
                                                                     -----------
Total Basic Materials (Cost $264,245)                                    318,800
                                                                     -----------

Communications - 4.28%
Internet Services & Software - 1.07%
Monster Worldwide, Inc. (a)                                  2,700       134,622
                                                                     -----------
Telecommunications - 3.21%
Aeroflex, Inc. (a)                                           9,800       134,554
Corning, Inc. (a)                                           10,100       271,791
                                                                     -----------
                                                                         406,345
                                                                     -----------
Total Communications (Cost $486,988)                                     540,967
                                                                     -----------

Consumer, Cyclical - 12.38%
Retail - 12.38%
Best Buy Co., Inc.                                           2,300       128,639
Cash America International, Inc.                             5,150       154,603
CVS Corp.                                                    9,100       271,817
JC Penney Co., Inc.                                          3,000       181,230
Lowe's Cos., Inc.                                            3,250       209,430
Staples, Inc.                                                3,600        91,872
Target Corp.                                                 3,700       192,437
Wal-Mart de Mexico SA de CV ADR                              3,060        81,885
Wal-Mart Stores, Inc.                                        5,395       254,860
                                                                     -----------
Total Consumer, Cyclical (Cost $1,455,954)                             1,566,773
                                                                     -----------

Consumer, Non-cyclical - 9.45%
Commercial Services - 1.04%
Apollo Group, Inc. (a)                                       2,500       131,275
                                                                     -----------
Cosmetics & Toiletries - 4.28%
Procter & Gamble Co.                                         9,400       541,628
                                                                     -----------
Food & Beverages - 2.45%
PepsiCo, Inc.                                                5,360       309,754
                                                                     -----------
Household Products - 0.67%
Jarden Corp. (a)                                             2,595        85,246
                                                                     -----------
Retail - 1.01%
CarMax, Inc. (a)                                             3,900       127,452
                                                                     -----------
Total Consumer, Non-cyclical (Cost $1,184,103)                         1,195,355
                                                                     -----------

Energy - 10.20%
Oil & Gas - 10.20%
Baker Hughes, Inc.                                             700        47,880
Edge Petroleum Corp. (a)                                     2,100        52,458
Halliburton Co.                                              4,700       343,194
KCS Energy, Inc. (a)                                         1,800        46,800
Maverick Tube Corp. (a)                                      2,500       132,475
PetroChina Company Ltd. ADR                                  3,860       405,107
Valero Energy Corp.                                          4,400       263,032
                                                                     -----------
Total Energy (Cost $775,037)                                           1,290,946
                                                                     -----------

Financial - 8.22%
Banks - 0.74%
Barclays PLC                                                 2,000        93,600
                                                                     -----------
Diversified Financial Services - 1.73%
SLM Corp.                                                    4,200       218,148
                                                                     -----------
Insurance - 3.25%
Lincoln National Corp.                                       4,900       267,491
Prudential Financial, Inc.                                   1,900       144,039
                                                                     -----------
                                                                         411,530
                                                                     -----------
Real Estate - 2.50%
Capital Trust, Inc.                                          2,400        74,688
CB Richard Ellis Group, Inc. (a)                             3,000       242,100
                                                                     -----------
                                                                         316,788
                                                                     -----------
Total Financial (Cost $896,716)                                        1,040,066
                                                                     -----------

Healthcare - 3.43%
Healthcare - Services - 2.51%
Aetna, Inc.                                                  5,400       265,356
Humana, Inc. (a)                                             1,000        52,650
                                                                     -----------
                                                                         318,006
                                                                     -----------
Pharmaceuticals - 0.92%
Novartis AG ADR                                              2,100       116,424
                                                                     -----------
Total Healthcare (Cost $439,113)                                         434,430
                                                                     -----------

Industrial - 34.06%
Aerospace & Defense - 0.80%
Raytheon Co.                                                 2,200       100,848
                                                                     -----------
Electrical Components & Equipment - 1.99%
Ametek, Inc.                                                 5,600       251,776
                                                                     -----------
Electronics - 3.12%
Jabil Circuit, Inc. (a)                                      9,200       394,312
                                                                     -----------
Environmental Control - 0.42%
Clean Harbors, Inc. (a)                                      1,800        53,406
                                                                     -----------
Machinery - Diversified - 5.84%
Rockwell Automation, Inc.                                    9,600       690,336
Wabtec Corp.                                                 1,500        48,900
                                                                     -----------
                                                                         739,236
                                                                     -----------
Miscellaneous Manufacturing - 9.56%
3M Co.                                                       1,500       113,535
General Electric Co.                                        19,740       686,558
Harsco Corp.                                                 3,600       297,432
Textron, Inc.                                                1,200       112,068
                                                                     -----------
                                                                       1,209,593
                                                                     -----------
Transportation - 12.33%
Burlington Northern Santa Fe Corp.                           8,100       674,973
CSX Corp.                                                    6,200       370,760
Kirby Corp. (a)                                              1,520       103,527
Norfolk Southern Corp.                                       7,600       410,932
                                                                     -----------
                                                                       1,560,192
                                                                     -----------
Total Industrial (Cost $3,628,645)                                     4,309,363
                                                                     -----------

Technology - 14.37%
Computer Software & Services - 6.68%
Avid Technology, Inc. (a)                                    4,900       212,954
Dun & Bradstreet Corp. (a)                                   1,700       130,356
Microsoft Corp.                                             18,440       501,752
                                                                     -----------
                                                                         845,062
                                                                     -----------
Computers - 4.19%
EMC Corp. (a)                                               11,500       156,745
Sandisk Corp. (a)                                            2,400       138,048
Western Digital Corp. (a)                                   12,100       235,103
                                                                     -----------
                                                                         529,896
                                                                     -----------
Semiconductors - 3.50%
Maxim Integrated Products, Inc.                              6,700       248,905
Nvidia Corp. (a)                                             3,400       194,684
                                                                     -----------
                                                                         443,589
                                                                     -----------
Total Technology (Cost $1,866,770)                                     1,818,547
                                                                     -----------
TOTAL COMMON STOCKS (Cost $10,997,571)                               $12,515,247
                                                                     -----------

SHORT TERM INVESTMENTS - 0.64%
Money Market Funds - 0.64%
Evergreen Institutional Money Market Fund              $    81,131   $    81,131
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS (Cost $81,131)                          $    81,131
                                                                     -----------

Total Investments  (Cost $11,078,702) - 99.55%                       $12,596,378
Other Assets in Excess of Liabilities, Net 0.45%                          57,033
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $12,653,411
                                                                     ===========



ADR American Depository Receipt
(a)   Non-income producing security

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                                 $ 11,079,974
Gross Unrealized Appreciation                                          1,793,286
Gross Unrealized Depreciation                                            276,882
                                                                    ------------
Net Unrealized Appreciation/(Depreciation)                          $  1,516,404
                                                                    ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Small-Cap Growth Fund

                                                            Shares      Value
                                                          ----------  ----------
COMMON STOCKS - 97.24%
Basic Materials - 0.99%
Forest Products & Paper - 0.99%
Plum Creek Timber Co., Inc.                                      500  $   18,465
Rayonier, Inc.                                                   500      22,795
                                                                      ----------
Total Basic Materials (Cost $38,376)                                      41,260
                                                                      ----------

Communications - 9.86%
Internet Software & Services - 7.68%
Openwave Systems, Inc. (a)                                     6,900     148,902
Redback Networks, Inc. (a)                                     7,850     170,266
                                                                      ----------
                                                                         319,168
                                                                      ----------
Telecommunications - 2.18%
Anixter International, Inc. (a)                                1,270      60,681
Symmetricom, Inc. (a)                                          3,500      29,925
                                                                      ----------
                                                                          90,606
                                                                      ----------
Total Communications (Cost $343,296)                                     409,774
                                                                      ----------

Consumer, Cyclical - 12.94%
Apparel - 1.56%
Skechers USA, Inc. (a)                                         2,600      64,818
                                                                      ----------
Distribution & Wholesale - 3.91%
WESCO International, Inc. (a)                                  2,390     162,544
                                                                      ----------
Entertainment & Leisure - 2.04%
Bluegreen Corp. (a)                                            6,400      84,608
                                                                      ----------
Home Builders - 0.46%
Champion Enterprises, Inc. (a)                                 1,290      19,298
                                                                      ----------
Office Furnishings - 1.28%
Knoll, Inc.                                                    2,500      53,300
                                                                      ----------
Retail - 3.69%
Cash America International, Inc.                               2,450      73,549
JoS. A. Bank Clothiers, Inc. (a)                                 475      22,776
McCormick & Schmicks Seafood Restaurant, Inc. (a)                200       5,094
Wal-Mart de Mexico SA de CV ADR                                1,940      51,914
                                                                      ----------
                                                                         153,333
                                                                      ----------
Total Consumer, Cyclical (Cost $418,807)                                 537,901
                                                                      ----------

Consumer, Non-cyclical - 4.75%
Commercial Services - 2.89%
Jackson Hewitt Tax Services, Inc.                              3,800     120,004
                                                                      ----------
Cosmetics & Toiletries - 1.86%
Parlux Fragrances, Inc. (a)                                    2,400      77,400
                                                                      ----------
Total Consumer, Non-cyclical (Cost $178,817)                             197,404
                                                                      ----------

Energy - 13.94%
Coal - 0.69%
Foundation Coal Holdings, Inc.                                   700      28,798
                                                                      ----------
Oil & Gas - 13.25%
Berry Petroleum Corp.                                          1,500     102,675
Bronco Drilling Co., Inc. (a)                                  1,200      31,560
Carbo Ceramics, Inc.                                             370      21,057
Edge Petroleum Corp. (a)                                         600      14,988
Maverick Tube Corp. (a)                                        2,000     105,980
Parallel Petroleum Corp. (a)                                   2,840      52,398
PetroChina Company Ltd. ADR                                    1,140     119,643
Petrohawk Energy Corp. (a)                                     4,200      57,540
Range Resources Corp.                                          1,650      45,061
                                                                      ----------
                                                                         550,902
                                                                      ----------
Total Energy (Cost $510,599)                                             579,700
                                                                      ----------

Financial - 10.00%
Banks - 0.26%
Virginia Commerce Bancorp, Inc. (a)                              300      10,785
                                                                      ----------
Diversified Financial Services - 1.44%
National Financial Partners Corp.                              1,060      59,911
                                                                      ----------
Financial Services - 1.34%
Encore Capital Group, Inc. (a)                                 3,770      55,608
                                                                      ----------
Insurance - 1.89%
ING Groep NV ADR                                               2,000      78,800
                                                                      ----------
Real Estate - 5.07%
Capital Trust, Inc.                                            2,890      89,937
Jones Lang LaSalle, Inc.                                       1,580     120,933
                                                                      ----------
                                                                         210,870
                                                                      ----------
Total Financial (Cost $373,462)                                          415,974
                                                                      ----------

Healthcare - 10.22%
Biotechnology - 5.03%
Illumina, Inc. (a)                                             4,730     112,337
United Therapeutics Corp. (a)                                  1,460      96,769
                                                                      ----------
                                                                         209,106
                                                                      ----------
Healthcare - Products - 3.83%
SurModics, Inc. (a)                                            1,840      65,063
Viasys Healthcare, Inc. (a)                                    2,100      63,168
West Pharmaceutical Services, Inc.                               900      31,248
                                                                      ----------
                                                                         159,479
                                                                      ----------
Pharmaceuticals - 1.36%
Bentley Pharmaceuticals, Inc. (a)                              4,300      56,545
                                                                      ----------
Total Healthcare (Cost $431,458)                                         425,130
                                                                      ----------

Industrial - 21.91%
Aerospace & Defense - 1.45%
DRS Technologies, Inc.                                         1,100      60,357
                                                                      ----------
Building Materials - 0.33%
Genlyte Group, Inc. (a)                                          200      13,628
                                                                      ----------
Electrical Components & Equipment - 0.49%
Encore Wire Corp. (a)                                            600      20,328
                                                                      ----------
Electronics - 2.98%
Multi-Fineline Electronix, Inc. (a)                            1,000      58,490
Rogers Corp. (a)                                               1,200      65,376
                                                                      ----------
                                                                         123,866
                                                                      ----------
Environmental Control - 1.28%
Clean Harbors, Inc. (a)                                        1,800      53,406
                                                                      ----------
Machinery - Construction & Mining - 1.98%
JLG Industries, Inc.                                           2,680      82,517
                                                                      ----------
Machinery - Diversified - 7.93%
Intevac, Inc. (a)                                              6,600     189,948
Middleby Corp. (a)                                               500      41,860
Wabtec Corp.                                                   3,000      97,800
                                                                      ----------
                                                                         329,608
                                                                      ----------
Machinery-Diversified - 4.99%
Applied Industrial Technologies, Inc.                          1,800      80,280
Gardner Denver, Inc. (a)                                       1,850     120,620
Gehl Co. (a)                                                     200       6,624
                                                                      ----------
                                                                         207,524
                                                                      ----------
Transportation - 0.48%
Greenbrier Cos., Inc.                                            500      20,025
                                                                      ----------
Total Industrial (Cost $699,964)                                         911,259
                                                                      ----------

Technology - 11.87%
Computer Software & Services - 2.18%
Per-Se Technologies, Inc. (a)                                  3,410      90,911
                                                                      ----------
Computers - 4.10%
Komag, Inc. (a)                                                2,000      95,200
TALX Corp.                                                     2,640      75,187
                                                                      ----------
                                                                         170,387
                                                                      ----------
Semiconductors - 5.59%
Helix Energy Solutions Group, Inc. (a)                         2,910     110,289
Mindspeed Technologies, Inc. (a)                               1,000       3,980
ON Semiconductor Corp. (a)                                    11,140      80,876
Power Integrations, Inc. (a)                                   1,500      37,170
                                                                      ----------
                                                                         232,315
                                                                      ----------
Total Technology (Cost $500,496)                                         493,613
                                                                      ----------

Utilities - 0.76%
Electric - 0.76%
Exelon Corp.                                                     600      31,740
                                                                      ----------
Total Utilities (Cost $34,197)                                            31,740
                                                                      ----------
TOTAL COMMON STOCKS (Cost $3,529,472)                                 $4,043,755
                                                                      ----------

EQUITY FUNDS - 0.91%
Equity Funds - 0.91%
PowerShares Dynamic Retail ETF (a)                             2,100      37,737
                                                                      ----------
Total Equity Funds (Cost $36,986)                                         37,737
                                                                      ----------
TOTAL EQUITY FUNDS (Cost $36,986)                                     $   37,737
                                                                      ----------

SHORT TERM INVESTMENTS - 0.65%
Money Market Funds - 0.65%
Evergreen Institutional Money Market Fund                 $   27,275  $   27,275
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS (Cost $27,275)                           $   27,275
                                                                      ----------

Total Investments  (Cost $3,593,733) - 98.80%                         $4,108,767
Other Assets in Excess of Liabilities, Net 1.20%                          49,809
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $4,158,576
                                                                      ==========


ADR American Depository Receipt
(a)   Non-income producing security

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                                   $3,593,923
Gross Unrealized Appreciation                                            619,837
Gross Unrealized Depreciation                                            104,993
                                                                      ----------
Net Unrealized Appreciation/(Depreciation)                            $  514,844
                                                                      ==========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Capital Opportunities Fund
                                                      Shares          Value
                                                   ------------   ------------
COMMON STOCKS - 90.92%
Basic Materials - 3.31%
Chemicals - 3.31%
Praxair, Inc.                                            17,000   $    937,550
                                                                  ------------
Total Basic Materials (Cost $819,677)                                  937,550
                                                                  ------------

Communications - 2.07%
Media - 2.07%
Mcgraw-Hill Cos., Inc.                                   10,200        587,724
                                                                  ------------
Total Communications (Cost $497,238)                                   587,724
                                                                  ------------

Consumer, Cyclical - 9.97%
Entertainment & Leisure - 3.17%
Carnival Corp.                                           19,000        900,030
                                                                  ------------
Home Builders - 3.39%
Pulte Homes, Inc.                                        25,000        960,500
                                                                  ------------
Retail - 3.41%
Lowe's Cos., Inc.                                        15,000        966,600
                                                                  ------------
Total Consumer, Cyclical (Cost $2,798,729)                           2,827,130
                                                                  ------------

Consumer, Non-cyclical - 10.58%
Commercial Services - 3.76%
Pharmaceutical Products Developments, Inc.               30,800      1,065,988
                                                                  ------------
Food & Beverages - 6.82%
Diageo PLC ADR                                           15,900      1,008,537
PepsiCo, Inc.                                            16,000        924,640
                                                                  ------------
                                                                     1,933,177
                                                                  ------------
Total Consumer, Non-cyclical (Cost $2,405,267)                       2,999,165
                                                                  ------------

Energy - 9.86%
Oil & Gas - 9.86%
Chesapeake Energy Corp.                                  14,700        461,727
ConocoPhillips                                            7,000        442,050
Total SA ADR                                              8,500      1,119,705
XTO Energy, Inc.                                         17,700        771,189
                                                                  ------------
Total Energy (Cost $2,652,966)                                       2,794,671
                                                                  ------------

Financial - 9.41%
Banks - 3.21%
Bank of America Corp.                                    20,000        910,800
                                                                  ------------
Insurance - 2.43%
ING Groep NV ADR                                         17,500        689,500
                                                                  ------------
Real Estate - 3.77%
The St. Joe Co.                                          17,000      1,068,280
                                                                  ------------
Total Financial (Cost $2,529,457)                                    2,668,580
                                                                  ------------

Healthcare - 24.44%
Healthcare - Products - 3.07%
Edwards Lifesciences Corp. (a)                           20,000        870,000
                                                                  ------------
Healthcare - Services - 8.56%
Covance, Inc. (a)                                        18,400      1,081,000
UnitedHealth Group, Inc.                                 24,100      1,346,226
                                                                  ------------
                                                                     2,427,226
                                                                  ------------
Pharmaceuticals - 12.81%
Cephalon, Inc. (a)                                       20,600      1,241,150
Medco Health Solutions, Inc. (a)                         19,000      1,087,180
Sanofi-Aventis ADR                                       27,500      1,304,875
                                                                  ------------
                                                                     3,633,205
                                                                  ------------
Total Healthcare (Cost $5,795,529)                                   6,930,431
                                                                  ------------

Industrial - 13.93%
Hand & Machine Tools - 2.76%
Black & Decker Corp.                                      9,000        782,010
                                                                  ------------
Machinery - Diversified - 3.90%
Rockwell Automation, Inc.                                15,400      1,107,414
                                                                  ------------
Miscellaneous Manufacturing - 7.27%
Danaher Corp.                                            17,300      1,099,415
Textron, Inc.                                            10,300        961,917
                                                                  ------------
                                                                     2,061,332
                                                                  ------------
Total Industrial (Cost $3,235,962)                                   3,950,756
                                                                  ------------

Technology - 7.35%
Computer Software & Services - 2.70%
Dun & Bradstreet Corp. (a)                               10,000        766,800
                                                                  ------------
Computers - 2.48%
EMC Corp. (a)                                            51,500        701,945
                                                                  ------------
Semiconductors - 2.17%
Linear Technology Corp.                                  17,500        613,900
                                                                  ------------
Total Technology (Cost $2,029,694)                                   2,082,645
                                                                  ------------
TOTAL COMMON STOCKS (Cost $22,764,519)                            $ 25,778,652
                                                                  ------------

SHORT TERM INVESTMENTS - 9.14%
Money Market Funds - 9.14%
Fidelity Institutional Cash Portfolios Fund        $  1,296,269   $  1,296,269
Merrill Lynch Master EBP Repo Money Market Fund       1,296,269      1,296,269
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS (Cost $2,592,538)                    $  2,592,538
                                                                  ------------

Total Investments  (Cost $25,357,056) - 100.06%                   $ 28,371,189
Liabilities in Excess of Other Assets, Net (0.06)%                     (16,646)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $ 28,354,544
                                                                  ============

ADR American Depository Receipt
(a)   Non-income producing security

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                             $ 25,428,280
Gross Unrealized Appreciation                                      3,062,900
Gross Unrealized Depreciation                                        119,991
                                                                ------------
Net Unrealized Appreciation/(Depreciation)                      $  2,942,909
                                                                ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Biotech Pharma-Healthcare Fund

                                                          Shares        Value
                                                        -----------  -----------
COMMON STOCKS - 84.36%
Healthcare - 84.36%
Biotechnology - 60.45%
Alexion Pharmaceuticals, Inc. (a)(b)                         23,970  $   849,017
Alnylam Pharmaceuticals, Inc. (a)                            27,000      474,930
Anadys Pharmaceuticals, Inc. (a)                             28,810      464,129
Ariad Pharmaceuticals, Inc. (a)                              66,400      436,912
Celgene Corp. (a)                                            37,200    1,644,984
Cotherix, Inc. (a)                                           92,336      843,951
Critical Therapeutics, Inc. (a)                              79,338      403,831
CV Therapeutics, Inc. (a)                                    44,300      978,144
Genzyme Corp. (a)                                            15,200    1,021,744
Hana Biosciences, Inc. (a)                                   47,000      493,500
Illumina, Inc. (a)                                           17,600      418,000
InterMune, Inc. (a)                                          45,440      842,458
MGI Pharma, Inc. (a)                                         53,000      927,500
Momenta Pharmaceuticals, Inc. (a)                            43,300      851,278
Onyx Pharmaceuticals, Inc. (a)                               32,270      847,410
Progenics Pharmaceuticals, Inc. (a)                          31,300      829,137
QLT, Inc. (a)                                                69,000      530,610
Tanox, Inc. (a)                                              22,946      445,611
Xenogen Corp. (a)                                            20,400       80,580
                                                                     -----------
                                                                      13,383,726
                                                                     -----------
Pharmaceuticals - 23.91%
Bristol Myers Squibb Co.                                     48,000    1,181,280
Eli Lilly & Co.                                              20,000    1,106,000
OSI Pharmaceuticals, Inc. (a)                                29,500      946,950
Pfizer, Inc.                                                 41,900    1,044,148
Somaxon Pharmaceuticals, Inc. (a)                            26,000      416,260
Taro Pharmaceutical Industries Ltd. (a)                      43,000      599,420
                                                                     -----------
                                                                       5,294,058
                                                                     -----------
Total Healthcare (Cost $17,181,121)                                   18,677,784
                                                                     -----------
TOTAL COMMON STOCKS (Cost $17,181,121)                               $18,677,784
                                                                     -----------

FOREIGN COMMON STOCKS - 6.54%
Germany - 2.20%
Biotechnology - 2.20%
Paion AG (a)                                                 42,500      488,234
                                                                     -----------
Total Germany (Cost $416,267)                                            488,234
                                                                     -----------

Switzerland - 4.34%
Biotechnology - 4.34%
Cytos Biotechnology Ltd. (a)                                  8,065      476,849
Speedel Holdings AG (a)                                       3,500      483,129
                                                                     -----------
Total Switzerland (Cost $871,518)                                        959,978
                                                                     -----------
TOTAL FOREIGN COMMON STOCKS (Cost $1,287,785)                        $ 1,448,212
                                                                     -----------

                                                        Contracts*      Value
                                                        -----------  -----------
CALL OPTIONS - 0.01% Imclone Systems, Inc.
    Expiration: April, 2006, Exercise Price: $40.00             230        2,300
                                                                     -----------
TOTAL CALL OPTIONS (Cost $34,953)                                    $     2,300
                                                                     -----------
PUT OPTIONS - 0.13%
Alexion Pharmaceuticals, Inc.
    Expiration: April, 2006, Exercise Price: $35.00             239       19,120
Celgene Corp.
    Expiration: April, 2006, Exercise Price: $37.50             372        9,300
                                                                     -----------
TOTAL PUT OPTIONS (Cost $79,663)                                     $    28,420
                                                                     -----------

Total Investments  (Cost $18,583,522) - 91.04%                       $20,156,716
Other Assets in Excess of Liabilities, Net 8.96%                       1,982,954
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $22,139,670
                                                                     ===========

                                               Schedule of Securities Sold Short
                                                          Shares        Value
                                                        -----------  -----------
COMMON STOCKS - 11.32%
Affymetrix, Inc. (a)                                         14,000  $   461,020
Genentech, Inc. (a)                                           9,500      802,845
Imclone Systems, Inc. (a)                                    13,000      442,260
Medarex, Inc. (a)                                            30,000      396,600
Vertex Pharmaceuticals, Inc. (a)                             11,000      402,490
                                                                     -----------
TOTAL COMMON STOCKS (Cost $2,532,215)                                $ 2,505,215
                                                                     -----------
Total Securities Sold Short  (Proceeds $2,532,215)                   $ 2,505,215
                                                                     ===========

                                                     Schedule of Options Written
                                                        Contracts*      Value
                                                        -----------  -----------
CALL OPTIONS - 0.03%
    Alexion Pharmaceuticals, Inc.
    Expiration: May, 2006, Exercise Price: $45.00               239  $     7,170
                                                                     -----------
Total Call Options Written  (Premiums received $27,365)              $     7,170
                                                                     ===========

(a) Non-income producing security
(b) Portion of the security is pledged as collateral for options written.
* One option contract is equivalent to one hundred shares of common stock.

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                                  $16,115,949
Gross Unrealized Appreciation                                          2,269,622
Gross Unrealized Depreciation                                            741,239
                                                                     -----------
Net Unrealized Appreciation/(Depreciation)                           $ 1,528,383
                                                                     ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Small-Cap Trend Fund

                                                           Shares        Value
                                                         ----------   ----------
COMMON STOCKS - 89.70%
Communications - 2.71%
Telecommunications - 2.71%
Black Box Corp.                                               1,500   $   72,075
EFJ, Inc. (a)                                                   700        7,553
                                                                      ----------
Total Communications (Cost $62,344)                                       79,628
                                                                      ----------

Consumer, Cyclical - 14.01%
Airlines - 1.68%
JetBlue Airways Corp. (a)                                     4,600       49,312
                                                                      ----------
Home Builders - 2.84%
WCI Communities, Inc. (a)                                     3,000       83,460
                                                                      ----------
Home Furnishings - 2.29%
Ethan Allen Interiors, Inc.                                   1,600       67,232
                                                                      ----------
Lodging - 2.00%
Aztar Corp. (a)                                               1,400       58,786
                                                                      ----------
Retail - 5.20%
Barnes & Noble, Inc.                                          1,500       69,375
CBRL Group, Inc.                                              1,900       83,429
                                                                      ----------
                                                                         152,804
                                                                      ----------
Total Consumer, Cyclical (Cost $348,224)                                 411,594
                                                                      ----------

Consumer, Non-cyclical - 10.99%
Commercial Services - 8.13%
Arbitron, Inc.                                                1,300       43,966
Gevity HR, Inc.                                               2,500       61,150
Pharmaceutical Products Developments, Inc.                    1,350       46,723
Steiner Leisure Ltd. (a)                                        800       32,400
Watson Wyatt Worldwide, Inc.                                  1,675       54,572
                                                                      ----------
                                                                         238,811
                                                                      ----------
Food & Beverages - 2.86%
Performance Food Group Co. (a)                                2,700       84,213
                                                                      ----------
Total Consumer, Non-cyclical (Cost $266,418)                             323,024
                                                                      ----------

Financial - 9.03%
Banks - 3.49%
Boston Private Bancorp, Inc.                                  1,500       50,685
Wilmington Trust Corp.                                        1,200       52,020
                                                                      ----------
                                                                         102,705
                                                                      ----------
Financial Services - 3.92%
Cohen & Steers, Inc.                                            800       19,600
Waddell & Reed Financial, Inc.                                2,400       55,440
WP Stewart & Company Ltd.                                     1,900       40,052
                                                                      ----------
                                                                         115,092
                                                                      ----------
Savings & Loans - 1.62%
BankAtlantic Bancorp, Inc.                                    3,300       47,487
                                                                      ----------
Total Financial (Cost $239,969)                                          265,284
                                                                      ----------

Healthcare - 16.95%
Biotechnology - 2.84%
Affymetrix, Inc. (a)                                          1,200       39,516
Serologicals Corp. (a)                                        1,800       44,028
                                                                      ----------
                                                                          83,544
                                                                      ----------
Healthcare - Products - 8.15%
ICU Medical, Inc. (a)                                         2,046       74,045
PolyMedica Corp.                                              2,100       88,956
Zoll Medical Corp. (a)                                        2,900       76,386
                                                                      ----------
                                                                         239,387
                                                                      ----------
Healthcare - Services - 4.09%
AMERIGROUP Corp. (a)                                          2,900       61,016
AmSurg Corp. (a)                                              2,600       58,994
                                                                      ----------
                                                                         120,010
                                                                      ----------
Pharmaceuticals - 1.87%
Bradley Pharmaceuticals, Inc. (a)                             3,700       55,019
                                                                      ----------
Total Healthcare (Cost $447,417)                                         497,960
                                                                      ----------

Industrial - 13.28%
Electrical Components & Equipment - 2.50%
Advanced Energy Industries, Inc. (a)                          2,400       33,912
Intermagnetics General Corp. (a)                              1,575       39,454
                                                                      ----------
                                                                          73,366
                                                                      ----------
Electronics - 9.20%
Benchmark Electronics, Inc. (a)                               2,000       76,700
Molecular Devices Corp. (a)                                   2,100       69,636
Plexus Corp. (a)                                              3,300      123,981
                                                                      ----------
                                                                         270,317
                                                                      ----------
Transportation - 1.58%
Forward Air Corp.                                             1,250       46,612
                                                                      ----------
Total Industrial (Cost $211,289)                                         390,295
                                                                      ----------

Technology - 22.73%
Computer Software & Services - 1.65%
Advent Software, Inc. (a)                                     1,700       48,314
                                                                      ----------
Computers - 6.65%
BISYS Group, Inc. (a)                                         4,200       56,616
CACI International, Inc. (a)                                  1,200       78,900
Mercury Computer Systems, Inc. (a)                            3,700       59,940
                                                                      ----------
                                                                         195,456
                                                                      ----------
Semiconductors - 14.43%
Cree, Inc. (a)                                                2,800       91,868
DSP Group, Inc. (a)                                           2,200       63,822
Lattice Semiconductor Corp. (a)                                 500        3,330
MKS Instruments, Inc. (a)                                     2,000       46,860
OmniVision Technologies, Inc. (a)                             2,600       78,520
Photronics, Inc. (a)                                          2,900       54,404
Supertex, Inc. (a)                                              700       26,334
Varian Semiconductor Equipment Associates, Inc.(a)            2,100       58,968
                                                                      ----------
                                                                         424,106
                                                                      ----------
Total Technology (Cost $523,451)                                         667,876
                                                                      ----------
TOTAL COMMON STOCKS (Cost $2,099,112)                                 $2,635,661
                                                                      ----------

Total Investments  (Cost $2,099,112) - 89.70%                         $2,635,661
Other Assets in Excess of Liabilities, Net 10.30%                        302,528
                                                                      ----------
TOTAL NET ASSETS - 100.00%                                            $2,938,189
                                                                      ==========

(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                                   $2,100,984
Gross Unrealized Appreciation                                            600,577
Gross Unrealized Depreciation                                             65,900
                                                                      ----------
Net Unrealized Appreciation/(Depreciation)                            $  534,677
                                                                      ==========
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Mid-Cap Value Fund

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCKS - 96.11%
Basic Materials - 5.96%
Chemicals - 2.89%
Sherwin-Williams Co.                                       42,000   $  2,076,480
                                                                    ------------
Iron & Steel Production - 3.07%
Oregon Steel Mills, Inc. (a)                               43,000      2,200,310
                                                                    ------------
Total Basic Materials (Cost $3,847,904)                                4,276,790
                                                                    ------------

Communications - 2.21%
Telecommunications - 2.21%
Tellabs, Inc. (a)                                         100,000      1,590,000
                                                                    ------------
Total Communications (Cost $905,820)                                   1,590,000
                                                                    ------------

Consumer, Cyclical - 20.70%
Airlines - 2.85%
Skywest, Inc.                                              70,000      2,048,900
                                                                    ------------
Apparel - 1.74%
Quiksilver, Inc. (a)                                       90,000      1,247,400
                                                                    ------------
Auto Manufacturers - 2.86%
Oshkosh Truck Corp.                                        33,000      2,053,920
                                                                    ------------
Auto Parts & Equipment - 2.80%
Johnson Controls, Inc.                                     26,500      2,012,145
                                                                    ------------
Home Builders - 6.71%
MDC Holdings, Inc.                                         25,000      1,607,750
Thor Industries, Inc.                                      40,000      2,134,400
Toll Brothers, Inc. (a)                                    31,000      1,073,530
                                                                    ------------
                                                                       4,815,680
                                                                    ------------
Retail - 3.74%
American Eagle Outfitters, Inc.                            90,000      2,687,400
                                                                    ------------
Total Consumer, Cyclical (Cost $12,324,511)                           14,865,445
                                                                    ------------

Consumer, Non-cyclical - 2.05%
Commercial Services - 2.05%
Adesa, Inc.                                                55,000      1,470,700
                                                                    ------------
Total Consumer, Non-cyclical (Cost $1,385,712)                         1,470,700
                                                                    ------------

Energy - 7.88%
Oil & Gas - 7.88%
Kinder Morgan, Inc.                                        15,000      1,379,850
Lone Star Technologies, Inc. (a)                           40,000      2,216,400
Oil States International, Inc. (a)                         56,000      2,063,600
                                                                    ------------
Total Energy (Cost $4,345,169)                                         5,659,850
                                                                    ------------

Financial - 22.53%
Banks - 4.78%
City National Corp.                                        24,500      1,881,355
Zions Bancorp                                              18,800      1,555,324
                                                                    ------------
                                                                       3,436,679
                                                                    ------------
Insurance - 17.75%
Amerus Group                                               24,000      1,445,760
First American Corp.                                       40,000      1,566,400
HCC Insurance Holdings, Inc.                               68,000      2,366,400
Philadelphia Consolidated Holding Corp. (a)                46,000      1,570,440
Protective Life Corp.                                      42,700      2,123,898
Universal American Financial Corp. (a)                     80,000      1,232,000
W.R. Berkley Corp.                                         42,000      2,438,520
                                                                    ------------
                                                                      12,743,418
                                                                    ------------
Total Financial (Cost $14,424,861)                                    16,180,097
                                                                    ------------

Healthcare - 9.03%
Healthcare - Services - 1.54%
Quest Diagnostics, Inc.                                    21,500      1,102,950
                                                                    ------------
Pharmaceuticals - 7.49%
Barr Pharmaceuticals, Inc. (a)                             30,000      1,889,400
Biovail Corp.                                              70,000      1,704,500
Forest Laboratories, Inc. (a)                              40,000      1,785,200
                                                                    ------------
                                                                       5,379,100
                                                                    ------------
Total Healthcare (Cost $5,951,680)                                     6,482,050
                                                                    ------------

Industrial - 10.85%
Aerospace & Defense - 3.08%
Armor Holdings, Inc. (a)                                   38,000      2,215,020
                                                                    ------------
Electronics - 2.33%
Amphenol Corp.                                             32,000      1,669,760
                                                                    ------------
Hand & Machine Tools - 3.59%
Black & Decker Corp.                                       18,000      1,564,020
The Stanley Works                                          20,000      1,013,200
                                                                    ------------
                                                                       2,577,220
                                                                    ------------
Transportation - 1.85%
YRC Worldwide, Inc. (a)                                    35,000      1,332,100
                                                                    ------------
Total Industrial (Cost $6,766,755)                                     7,794,100
                                                                    ------------

Technology - 12.57%
Computer Software & Services - 1.78%
Fiserv, Inc. (a)                                           30,000      1,276,500
                                                                    ------------
Computers - 2.02%
Affiliated Computer Services, Inc. (a)                     24,300      1,449,738
                                                                    ------------
Semiconductors - 8.77%
Helix Energy Solutions Group, Inc. (a)                     45,000      1,705,500
Kla-Tencor Corp.                                           45,000      2,176,200
OmniVision Technologies, Inc. (a)                          80,000      2,416,000
                                                                    ------------
                                                                       6,297,700
                                                                    ------------
Total Technology (Cost $8,265,392)                                     9,023,938
                                                                    ------------

Utilities - 2.33%
Gas - 2.33%
Sempra Energy                                              36,000      1,672,560
                                                                    ------------
Total Utilities (Cost $1,569,629)                                      1,672,560
                                                                    ------------
TOTAL COMMON STOCKS (Cost $59,787,433)                              $ 69,015,530
                                                                    ------------

SHORT TERM INVESTMENTS - 4.87%
Money Market Funds - 4.87%
Evergreen Institutional Money Market Fund            $  1,747,774   $  1,747,774
Fidelity Institutional Cash Portfolios Fund             1,747,774      1,747,774
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $3,495,548)                      $  3,495,548
                                                                    ------------

Total Investments  (Cost $63,282,981) - 100.98%                     $ 72,511,078
Liabilities in Excess of Other Assets, Net (0.98)%                     (704,655)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 71,806,423
                                                                    ============

(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                                 $ 63,375,884
Gross Unrealized Appreciation                                          9,827,984
Gross Unrealized Depreciation                                            692,790
                                                                    ------------
Net Unrealized Appreciation/(Depreciation)                          $  9,135,194
                                                                    ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Small-Cap Value Fund

                                                        Shares          Value
                                                     ------------   ------------
COMMON STOCKS - 98.29%
Basic Materials - 3.48%
Chemicals - 2.06%
A. Schulman, Inc.                                          22,600   $    559,350
Agrium, Inc.                                               12,000        303,120
H.B. Fuller Co.                                             7,100        364,514
Methanex Corp.                                              4,300         88,279
Westlake Chemical Corp.                                     6,800        234,940
                                                                    ------------
                                                                       1,550,203
                                                                    ------------
Forest Products & Paper - 0.43%
Louisiana-Pacific Corp.                                    11,900        323,680
                                                                    ------------
Iron & Steel Production - 0.99%
Novamerican Steel, Inc. (a)                                 7,200        330,840
Ryerson, Inc.                                               2,600         69,576
Steel Dynamics, Inc.                                        6,100        346,053
                                                                    ------------
                                                                         746,469
                                                                    ------------
Total Basic Materials (Cost $2,237,097)                                2,620,352
                                                                    ------------

Communications - 6.94%
Internet Software & Services - 3.08%
Cryptologic, Inc.                                          20,700        533,853
Digital Insight Corp. (a)                                   8,300        302,120
Earthlink, Inc. (a)                                        57,900        552,945
Netflix, Inc. (a)                                          11,000        318,890
Trizetto Group, Inc. (a)                                   16,000        281,440
United Online, Inc.                                        25,400        326,644
                                                                    ------------
                                                                       2,315,892
                                                                    ------------
Multimedia - 0.70%
Shaw Communications, Inc.                                  21,900        523,629
                                                                    ------------
Telecommunications - 3.16%
Arris Group, Inc. (a)                                      37,800        520,128
Black Box Corp.                                             6,200        297,910
CenturyTel, Inc.                                           11,900        465,528
CommScope, Inc. (a)                                        11,400        325,470
InterDigital Communications Corp. (a)                      10,600        259,912
Orckit Communications Ltd. (a)                             12,600        276,948
Ubiquitel, Inc. (a)                                        23,300        235,330
                                                                    ------------
                                                                       2,381,226
                                                                    ------------
Total Communications (Cost $4,633,118)                                 5,220,747
                                                                    ------------

Consumer, Cyclical - 16.98%
Airlines - 0.69%
Continental Airlines, Inc. (a)                             11,300        303,970
ExpressJet Holdings, Inc. (a)                              28,700        213,528
                                                                    ------------
                                                                         517,498
                                                                    ------------
Apparel - 0.41%
K Swiss, Inc.                                              10,200        307,428
                                                                    ------------
Auto Parts & Equipment - 1.21%
Autoliv, Inc.                                               9,700        548,826
TRW Automotive Holdings Corp. (a)                          15,600        363,480
                                                                    ------------
                                                                         912,306
                                                                    ------------
Distribution & Wholesale - 2.30%
BlueLinx Holdings, Inc.                                    18,300        292,800
Building Materials Holding Corp.                           12,400        441,936
Ingram Micro, Inc. (a)                                     13,200        264,000
Owens & Minor, Inc.                                         8,800        288,376
Tech Data Corp. (a)                                        12,000        442,920
                                                                    ------------
                                                                       1,730,032
                                                                    ------------
Entertainment & Leisure - 0.56%
Vail Resorts, Inc. (a)                                     11,100        424,242
                                                                    ------------
Home Builders - 0.66%
M/I Homes, Inc.                                            10,500        493,500
                                                                    ------------
Home Furnishings - 0.70%
Furniture Brands International, Inc.                       21,500        526,965
                                                                    ------------
Lodging - 0.86%
Monarch Casino And Resort, Inc. (a)                        22,700        644,453
                                                                    ------------
Retail - 9.59%
Abercrombie & Fitch Co.                                     9,400        548,020
BJ's Wholesale Club, Inc. (a)                              11,000        346,610
Bob Evans Farms, Inc.                                      10,100        300,071
Brown Shoe Co., Inc.                                       10,200        535,296
Casey's General Stores, Inc.                               12,800        292,736
Cato Corp.                                                 11,800        281,548
Charlotte Russe Holding, Inc. (a)                          13,900        297,460
Claire's Stores, Inc.                                      20,300        737,093
Ezcorp, Inc. (a)                                           19,000        560,880
Group 1 Automotive, Inc.                                   14,500        689,330
Hibbett Sporting Goods, Inc. (a)                           11,100        366,189
Jack in the Box, Inc. (a)                                   8,100        352,350
Pacific Sunwear of California, Inc. (a)                     7,700        170,632
Papa John's International, Inc. (a)                        10,000        328,100
Select Comfort Corp. (a)                                   16,100        636,755
Sonic Automotive, Inc.                                     14,900        413,624
Too, Inc. (a)                                              10,500        360,675
                                                                    ------------
                                                                       7,217,369
                                                                    ------------
Total Consumer, Cyclical (Cost $11,151,643)                           12,773,793
                                                                    ------------

Consumer, Non-cyclical - 6.70%
Commercial Services - 6.19%
Consolidated Graphics, Inc. (a)                             5,700        297,084
Convergys Corp. (a)                                        15,700        285,897
Education Management Corp. (a)                             16,600        690,560
Heidrick & Struggles International, Inc. (a)               14,500        526,060
Jackson Hewitt Tax Services, Inc.                          18,000        568,440
MPS Group, Inc. (a)                                        40,900        625,770
NCO Group, Inc. (a)                                        17,200        408,500
Parexel International Corp. (a)                            10,800        285,552
Sotheby's Holdings, Inc. (a)                               19,300        560,472
Steiner Leisure Ltd. (a)                                   10,000        405,000
                                                                    ------------
                                                                       4,653,335
                                                                    ------------
Food & Beverages - 0.51%
Supervalu, Inc.                                            12,500        385,250
                                                                    ------------
Total Consumer, Non-cyclical (Cost $4,440,043)                         5,038,585
                                                                    ------------

Energy - 5.96%
Oil & Gas - 5.96%
Giant Industries, Inc. (a)                                  7,800        542,412
Helmerich & Payne, Inc.                                     8,400        586,488
Holly Corp.                                                 6,100        452,132
KCS Energy, Inc. (a)                                       10,300        267,800
Pioneer Drilling Co. (a)                                   21,800        358,174
Pogo Producing Co.                                          4,400        221,100
Remington Oil And Gas Corp. (a)                             6,600        285,252
St Mary Land & Exploration Co.                             14,400        587,952
Unit Corp. (a)                                              9,600        535,200
Veritas DGC, Inc. (a)                                      14,200        644,538
                                                                    ------------
Total Energy (Cost $3,496,098)                                         4,481,048
                                                                    ------------

Financial - 19.13%
Banks - 2.23%
Banco Latinoamericano De Exportaciones SA                  19,400        329,994
Corus Bankshares, Inc.                                      9,200        546,848
First Community Bancorp, Inc. (CA)                          3,700        213,342
Fremont General Corp.                                      13,800        297,528
Wilmington Trust Corp.                                      6,700        290,445
                                                                    ------------
                                                                       1,678,157
                                                                    ------------
Financial Services - 7.35%
Accredited Home Lenders Holding Co. (a)                     6,300        322,434
AmeriCredit Corp. (a)                                      15,400        473,242
Asta Funding, Inc.                                         13,500        449,010
Eaton Vance Corp.                                          18,200        498,316
First Cash Financial Services, Inc. (a)                    26,500        529,735
Greenhill & Co., Inc.                                       9,500        628,045
IndyMac Bancorp, Inc.                                      13,000        532,090
Investment Technology Group, Inc. (a)                       8,800        438,240
Knight Capital Group, Inc. (a)                             49,300        686,749
Municipal Mortgage And Equity LLC                          15,000        397,500
Piper Jaffray Co. (a)                                      10,400        572,000
                                                                    ------------
                                                                       5,527,361
                                                                    ------------
Insurance - 5.18%
American Financial Group, Inc.                              7,200        299,592
First American Corp.                                        6,200        242,792
Infinity Property & Casualty Corp.                          7,600        317,224
LandAmerica Financial Group                                 8,400        569,940
PMI Group, Inc.                                            12,800        587,776
Radian Group, Inc.                                         10,000        602,500
Stancorp Financial Group, Inc.                              5,300        286,783
Stewart Information Services Corp.                          8,900        419,012
Zenith National Insurance Corp.                            11,900        572,747
                                                                    ------------
                                                                       3,898,366
                                                                    ------------
Real Estate - 2.81%
CB Richard Ellis Group, Inc. (a)                            9,500        766,650
Jones Lang LaSalle, Inc.                                    9,300        711,822
Trammell Crow Co. (a)                                      17,900        638,314
                                                                    ------------
                                                                       2,116,786
                                                                    ------------
Savings & Loans - 1.56%
FirstFed Financial Corp. (a)                                9,000        538,290
Independence Community Bank Corp.                           3,400        141,712
TierOne Corp.                                              14,500        492,275
                                                                    ------------
                                                                       1,172,277
                                                                    ------------
Total Financial (Cost $11,369,812)                                    14,392,947
                                                                    ------------

Healthcare - 9.16%
Biotechnology - 1.55%
Charles River Laboratories International, Inc. (a)          3,800        186,276
Neurocrine Biosciences, Inc. (a)                            9,300        600,222
United Therapeutics Corp. (a)                               5,700        377,796
                                                                    ------------
                                                                       1,164,294
                                                                    ------------
Healthcare - Products - 4.50%
Candela Corp. (a)                                          30,800        665,280
Cutera, Inc. (a)                                           18,600        504,432
Dade Behring, Inc.                                         17,300        617,783
ICU Medical, Inc. (a)                                      14,500        524,755
Idexx Laboratories Corp. (a)                                6,900        595,884
Techne Corp. (a)                                            8,000        481,120
                                                                    ------------
                                                                       3,389,254
                                                                    ------------
Healthcare - Services - 0.33%
Odyssey Healthcare, Inc. (a)                               14,300        246,103
                                                                    ------------
Pharmaceuticals - 2.78%
Biovail Corp.                                              12,000        292,200
King Pharmaceuticals, Inc. (a)                             38,200        658,950
K-V Pharmaceutical Co. (a)                                 21,900        528,228
Mylan Laboratories, Inc.                                   26,300        615,420
                                                                    ------------
                                                                       2,094,798
                                                                    ------------
Total Healthcare (Cost $5,641,947)                                     6,894,449
                                                                    ------------

Industrial - 17.31%
Aerospace & Defense - 1.08%
Teledyne Technologies, Inc. (a)                             7,400        263,440
United Industrial Corp.                                     9,000        548,370
                                                                    ------------
                                                                         811,810
                                                                    ------------
Building Materials - 2.57%
Eagle Materials, Inc.                                      12,300        784,248
Florida Rock Industries, Inc.                               6,900        387,918
Martin Marietta Materials, Inc.                             7,100        759,913
                                                                    ------------
                                                                       1,932,079
                                                                    ------------
Electrical Components & Equipment - 2.14%
Encore Wire Corp. (a)                                      16,700        565,796
Energizer Holdings, Inc. (a)                                9,900        524,700
General Cable Corp. (a)                                    17,100        518,643
                                                                    ------------
                                                                       1,609,139
                                                                    ------------
Electronics - 3.90%
Analogic Corp.                                              6,900        456,780
CTS Corp.                                                  11,500        153,870
Cubic Corp.                                                13,200        316,008
Cymer, Inc. (a)                                             8,100        368,064
Kemet Corp. (a)                                            29,600        280,312
Molecular Devices Corp. (a)                                16,100        533,876
Nam Tai Electronics, Inc.                                  10,300        235,973
Plexus Corp. (a)                                           15,600        586,092
                                                                    ------------
                                                                       2,930,975
                                                                    ------------
Engineering & Construction - 1.28%
Emcor Group, Inc. (a)                                      13,000        645,580
Granite Construction, Inc.                                  6,600        321,288
                                                                    ------------
                                                                         966,868
                                                                    ------------
Machinery - Construction & Mining - 0.16%
Terex Corp. (a)                                             1,500        118,860
                                                                    ------------
Machinery - Diversified - 0.78%
NACCO Industries, Inc.                                      1,400        215,544
Nordson Corp.                                               7,500        373,950
                                                                    ------------
                                                                         589,494
                                                                    ------------
Metal Fabricate & Hardware - 1.88%
Commercial Metals Co.                                       4,200        224,658
Mueller Industries, Inc.                                   17,600        628,144
Quanex Corp.                                                8,400        559,692
                                                                    ------------
                                                                       1,412,494
                                                                    ------------
Miscellaneous Manufacturing - 1.10%
AptarGroup, Inc.                                            5,900        325,975
Harsco Corp.                                                6,100        503,982
                                                                    ------------
                                                                         829,957
                                                                    ------------
Transportation - 2.42%
Amerco (a)                                                  4,300        425,571
CNF, Inc.                                                   5,600        279,664
Laidlaw International, Inc.                                19,800        538,560
Teekay Shipping Corp.                                       7,800        289,146
Tsakos Energy Navigation Ltd.                               7,400        289,932
                                                                    ------------
                                                                       1,822,873
                                                                    ------------
Total Industrial (Cost $10,407,194)                                   13,024,549
                                                                    ------------

Technology - 9.75%
Computer Software & Services - 4.05%
Blackbaud, Inc.                                            16,500        349,635
CSG Systems International, Inc. (a)                        15,700        365,182
Global Payments, Inc.                                       5,400        286,254
Informatica Corp. (a)                                      22,700        352,985
Keane, Inc. (a)                                            30,700        483,525
Mantech International Corp. (a)                             7,400        245,828
MicroStrategy, Inc. (a)                                     6,100        642,269
Transaction Systems Architects, Inc. (a)                   10,300        321,463
                                                                    ------------
                                                                       3,047,141
                                                                    ------------
Computers - 1.92%
Agilysys, Inc.                                             13,800        207,828
Ceridian Corporation New (a)                               11,600        295,220
Intergraph Corp. (a)                                        9,900        412,434
Reynolds & Reynolds Co.                                    18,600        528,240
                                                                    ------------
                                                                       1,443,722
                                                                    ------------
Semiconductors - 3.78%
Atmel Corp. (a)                                            60,700        286,504
Kulicke & Soffa Industries, Inc. (a)                       37,100        353,934
Lam Research Corp. (a)                                     14,300        614,900
LSI Logic Corp. (a)                                        41,400        478,584
OmniVision Technologies, Inc. (a)                          19,600        591,920
QLogic Corp. (a)                                           14,400        278,640
Standard Microsystems Corp. (a)                             9,400        244,212
                                                                    ------------
                                                                       2,848,694
                                                                    ------------
Total Technology (Cost $6,497,596)                                     7,339,557
                                                                    ------------

Utilities - 2.88%
Electric - 2.08%
Alliant Energy Corp.                                       18,400        579,048
Energy East Corp.                                           7,500        182,250
Northeast Utilities, Inc.                                  12,400        242,172
Wisconsin Energy Corp.                                     14,000        559,860
                                                                    ------------
                                                                       1,563,330
                                                                    ------------
Gas - 0.80%
Energen Corp.                                               8,700        304,500
Laclede Group, Inc.                                         8,700        299,454
                                                                    ------------
                                                                         603,954
                                                                    ------------
Total Utilities (Cost $1,978,295)                                      2,167,284
                                                                    ------------
TOTAL COMMON STOCKS (Cost $61,852,843)                              $ 73,953,311
                                                                    ------------

WARRANTS - 0.00%
Imperial Credit Industries, Inc. (a)                          806             --
                                                                    ------------
TOTAL WARRANTS (Cost $0)                                            $         --
                                                                    ------------

SHORT TERM INVESTMENTS - 1.76%
Money Market Funds - 1.76%
Evergreen Institutional Money Market Fund            $  1,323,135   $  1,323,135
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS (Cost $1,323,135)                      $  1,323,135
                                                                    ------------

Total Investments  (Cost $63,175,978) - 100.05%                     $ 75,276,446
Liabilities in Excess of Other Assets, Net (0.05)%                      (34,425)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 75,242,021
                                                                    ============

(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                                 $ 63,175,978
Gross Unrealized Appreciation                                         13,016,813
Gross Unrealized Depreciation                                            916,345
                                                                    ------------
Net Unrealized Appreciation/(Depreciation)                          $ 12,100,468
                                                                    ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Geewax Terker Core Value Fund

                                                         Shares         Value
                                                       -----------   -----------
COMMON STOCKS - 99.66%
Basic Materials - 4.75%
Chemicals - 0.66%
Airgas, Inc.                                                   500   $    19,545
                                                                     -----------
Forest Products & Paper - 1.39%
Plum Creek Timber Co., Inc.                                    500        18,465
Rayonier, Inc.                                                 500        22,795
                                                                     -----------
                                                                          41,260
                                                                     -----------
Mining - 2.70%
BHP Billiton Ltd. ADR                                        2,000        79,700
                                                                     -----------
Total Basic Materials (Cost $112,325)                                    140,505
                                                                     -----------

Communications - 2.42%
Telecommunications - 2.42%
ADC Telecommunications, Inc. (a)                             2,800        71,652
                                                                     -----------
Total Communications (Cost $66,808)                                       71,652
                                                                     -----------

Consumer, Cyclical - 13.39%
Auto Parts & Equipment - 5.14%
Johnson Controls, Inc.                                       2,000       151,860
                                                                     -----------
Retail - 8.25%
CVS Corp.                                                    1,000        29,870
Lowe's Cos., Inc.                                              500        32,220
Staples, Inc.                                                1,000        25,520
Target Corp.                                                   550        28,606
Wal-Mart de Mexico SA de CV ADR                              3,000        80,279
Wal-Mart Stores, Inc.                                        1,000        47,240
                                                                     -----------
                                                                         243,735
                                                                     -----------
Total Consumer, Cyclical (Cost $396,525)                                 395,595
                                                                     -----------

Consumer, Non-cyclical - 5.35%
Agricultural Products - 0.98%
Cresud S.A.C.I.F and A. ADR                                  2,000        28,860
                                                                     -----------
Commercial Services - 1.07%
Jackson Hewitt Tax Services, Inc.                            1,000        31,580
                                                                     -----------
Household Products - 3.30%
Clorox Co.                                                   1,000        59,850
Jarden Corp. (a)                                             1,150        37,778
                                                                     -----------
                                                                          97,628
                                                                     -----------
Total Consumer, Non-cyclical (Cost $162,834)                             158,068
                                                                     -----------

Energy - 3.54%
Coal - 2.73%
Peabody Energy Corp.                                         1,600        80,656
                                                                     -----------
Oil & Gas - 0.81%
Valero Energy Corp.                                            400        23,912
                                                                     -----------
Total Energy (Cost $59,883)                                              104,568
                                                                     -----------

Financial - 29.11%
Banks - 6.54%
Bank of America Corp.                                          400        18,216
Barclays PLC                                                 1,000        46,800
First Regional Bancorp (a)                                     500        44,565
HSBC Holdings PLC ADR                                        1,000        83,780
                                                                     -----------
                                                                         193,361
                                                                     -----------
Financial Services - 11.88%
CIT Group, Inc.                                                600        32,112
Goldman Sachs Group, Inc.                                      700       109,872
Legg Mason, Inc.                                               100        12,533
Lehman Brothers Holdings, Inc.                                 750       108,398
Merrill Lynch & Co., Inc.                                    1,120        88,211
                                                                     -----------
                                                                         351,126
                                                                     -----------
Insurance - 3.61%
ING Groep NV ADR                                             2,400        94,560
Lincoln National Corp.                                         220        12,010
                                                                     -----------
                                                                         106,570
                                                                     -----------
Real Estate - 7.08%
CB Richard Ellis Group, Inc. (a)                               700        56,490
Jones Lang LaSalle, Inc.                                     1,560       119,402
Pope Resources LP                                            1,000        33,250
                                                                     -----------
                                                                         209,142
                                                                     -----------
Total Financial (Cost $762,941)                                          860,199
                                                                     -----------

Healthcare - 4.35%
Biotechnology - 0.80%
Illumina, Inc. (a)                                           1,000        23,750
                                                                     -----------
Healthcare - Products - 2.04%
Bausch & Lomb, Inc.                                            400        25,480
West Pharmaceutical Services, Inc.                           1,000        34,720
                                                                     -----------
                                                                          60,200
                                                                     -----------
Healthcare - Services - 0.66%
Aetna, Inc.                                                    400        19,656
                                                                     -----------
Pharmaceuticals - 0.85%
AmeriSourceBergen Corp.                                        520        25,100
                                                                     -----------
Total Healthcare (Cost $130,965)                                         128,706
                                                                     -----------

Industrial - 27.52%
Aerospace & Defense - 1.86%
DRS Technologies, Inc.                                       1,000        54,870
                                                                     -----------
Building Materials - 1.81%
Martin Marietta Materials, Inc.                                500        53,515
                                                                     -----------
Electronics - 0.78%
Metrologic Instruments, Inc. (a)                             1,000        23,130
                                                                     -----------
Machinery - Construction & Mining - 2.91%
Caterpillar, Inc.                                            1,200        86,172
                                                                     -----------
Machinery - Diversified - 1.22%
Rockwell Automation, Inc.                                      500        35,955
                                                                     -----------
Miscellaneous Manufacturing - 8.27%
Eaton Corp.                                                    500        36,485
General Electric Co.                                         3,600       125,208
Harsco Corp.                                                 1,000        82,620
                                                                     -----------
                                                                         244,313
                                                                     -----------
Packaging & Containers - 2.20%
Packaging Corporation of America                             2,900        65,076
                                                                     -----------
Transportation - 8.47%
CSX Corp.                                                      700        41,860
GATX Corp.                                                   1,000        41,290
Kirby Corp. (a)                                                700        47,677
Norfolk Southern Corp.                                       1,000        54,070
Union Pacific Corp.                                            700        65,345
                                                                     -----------
                                                                         250,242
                                                                     -----------
Total Industrial (Cost $727,479)                                         813,273
                                                                     -----------

Technology - 1.42%
Computers - 1.42%
EMC Corp. (a)                                                  988        13,466
TALX Corp.                                                   1,000        28,480
                                                                     -----------
Total Technology (Cost $41,551)                                           41,946
                                                                     -----------

Utilities - 7.81%
Electric - 7.81%
Constellation Energy Group, Inc.                               900        49,239
Exelon Corp.                                                 1,600        84,640
Korea Electric Power Corp. ADR                               2,000        43,200
TXU Corp.                                                    1,200        53,712
                                                                     -----------
Total Utilities (Cost $182,528)                                          230,791
                                                                     -----------
TOTAL COMMON STOCKS (Cost $2,643,839)                                $ 2,945,303
                                                                     -----------

SHORT TERM INVESTMENTS - 18.44%
Money Market Funds - 18.44%
Merrill Lynch Master EBP Repo Money Market Fund        $   544,950   $   544,950
                                                                     -----------
TOTAL SHORT TERM INVESTMENTS (Cost $544,950)                         $   544,950
                                                                     -----------

Total Investments  (Cost $3,188,789) - 118.10%                       $ 3,490,253
Liabilities in Excess of Other Assets, Net (18.10)%                    (535,029)
                                                                     -----------
TOTAL NET ASSETS - 100.00%                                           $ 2,955,224
                                                                     ===========

ADR American Depository Receipt
(a)   Non-income producing security

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                                  $ 3,188,789
Gross Unrealized Appreciation                                            329,867
Gross Unrealized Depreciation                                             28,403
                                                                     -----------
Net Unrealized Appreciation/(Depreciation)                           $   301,464
                                                                     ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
March 31, 2006 (Unaudited)
Quaker Fixed Income Fund

                                                         Principal
                                                           Amount         Value
                                                         -----------   -----------
ASSET BACKED SECURITIES -
 29.13% Chase Commercial Mortgage Securities Corp.
    Series 1999-2 A, 7.032%, 01/15/2032                  $    19,741   $    19,871
Commercial Mortgage Acceptance Corp.
    Series 1999-C1 A2, 7.03%, 06/15/2031                      19,455        20,199
Conseco Finance Securitizations Corp.
    Series 2000-1 M, 9.08%, 05/01/2031 (a)(b)                 25,000         2,250
Countrywide Alternative Loan Trust
    Series 200528, 5.50%, 08/25/2035                         130,000       123,514
CS First Boston Mortgage Securities Corp.
    Series 2002-1, 7.50%, 05/25/2032                         442,517       433,501
Deutsche Mortgage & Asset Receiving Corp.
    Series 1998-C1 A, 6.538%, 06/15/2031                      42,346        43,004
DLJ Commercial Mortgage Corp.
    Series 1998-CF1 AB, 6.41%, 02/18/2031                     22,888        23,193
    Series 1998-CG1 AB, 6.41%, 06/10/2031                     91,461        93,053
First Union Lehman Brothers Commercial Mortgage Trust
    Series 1997-C1 A, 7.38%, 04/18/2029                       37,365        37,699
GMAC Commercial Mortgage Security, Inc.
    Series 1997-C2 A, 6.566%, 04/15/2029                      26,328        26,715
Merrill Lynch Mortgage Investors, Inc.
    Series 1998-C1 A1, 6.31%, 11/15/2026                       2,198         2,196
    Series 1997-C1 A, 7.12%, 06/18/2029 (c)                    1,541         1,542
Mortgage Capital Funding, Inc.
    Series 1997-MC2, 7.117%, 11/20/2027                       85,000        86,875
Nomura Asset Securities Corp.
    Series 1998-D6 A2, 7.036306%, 03/15/2030 (c)              50,000        54,566
Salomon Brothers Mortgage Securities VI, Inc.
    Series 1986-1 A, 6.00%, 12/25/2011                        27,593        27,493
                                                                       -----------
TOTAL ASSET BACKED SECURITIES (Cost $1,033,996)                        $   995,671
                                                                       -----------

CORPORATE BONDS - 8.87% General Electric Credit Corp.
    Series MTNA, 4.125%, 09/01/2009                           75,000        72,313
Hoechst Celanese Corp.
    Series MTNB, 7.125%, 03/15/2009                          150,000       152,214
JPMorgan Chase & Co.
    7.00%, 11/15/2009                                         75,000        78,696
                                                                       -----------
TOTAL CORPORATE BONDS (Cost $301,986)                                  $   303,223
                                                                       -----------

U.S. GOVERNMENT & AGENCY OBLIGATIONS -
 59.41% Federal Home Loan Bank - 6.87%
    4.125%, 11/02/2009                                        20,000        19,304
    4.25%, 08/11/2008                                        200,000       196,244
    4.50%, 03/02/2010                                         20,000        19,426
                                                                       -----------
                                                                           234,974
                                                                       -----------

Federal Home Loan Mortgage Corp. - 22.00%
    Series 2649KA, 4.50%, 07/15/2018                          89,731        84,435
    Series 2833, 5.50%, 12/15/2031                           261,947       257,747
    Series 2876, 5.50%, 10/15/2034                           277,860       276,143
    Pool E50726, 8.50%, 07/01/2007                            26,149        26,653
    Pool E51028, 8.50%, 07/01/2007                             5,580         5,688
    Pool E51721, 8.50%, 01/01/2008                            31,333        31,937
    Pool E51878, 8.50%, 09/01/2007                            34,256        34,916
    Series 22 C, 9.50%, 04/15/2020                            34,695        34,586
                                                                       -----------
                                                                           752,105
                                                                       -----------

Federal National Mortgage Association - 26.98%
    Series 1993-152 K, 0.00%, 08/25/2023 (a)                  26,049        21,700
    4.00%, 02/15/2008                                        200,000       196,129
    Series 2003-33 LD, 4.25%, 09/25/2022                     462,668       445,740
    Pool 255585, 4.50%, 02/01/2020                            26,580        25,439
    Series 2002-93 CB, 5.25%, 10/25/2030                     234,208       233,054
                                                                       -----------
                                                                           922,062
                                                                       -----------

Government National Mortgage Association - 3.56%
    Pool 8690, 4.75%, 09/20/2020 (c)                          12,924        12,902
    Series 8249, 4.75%, 08/20/2017 (c)                        19,297        19,259
    Pool 8314, 4.125%, 11/20/2023 (c)                         12,963        12,965
    Pool 8413, 5.125%, 10/20/2018 (c)                         22,133        22,149
    Pool 8701, 5.125%, 10/20/2020 (c)                         44,754        44,778
    Pool 8597, 4.375%, 02/20/2025 (c)                          9,593         9,544
                                                                       -----------
                                                                           121,597
                                                                       -----------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (Cost $2,069,986)                                                     $ 2,030,738
                                                                       -----------

U.S. TREASURY OBLIGATIONS -
 1.54% U.S. Treasury Note - 1.54%
    5.375%, 02/15/2031                                        50,000        52,633
                                                                       -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,724)                         $    52,633
                                                                       -----------

                                                           Shares         Value
                                                         -----------   -----------
SHORT TERM INVESTMENTS - 1.33%
Money Market Funds - 1.33%
Merrill Lynch Master EBP Repo Money Market Fund               45,689   $    45,689
                                                                       -----------
TOTAL SHORT TERM INVESTMENTS (Cost $45,689)                            $    45,689
                                                                       -----------

Total Investments  (Cost $3,507,381) - 100.28%                         $ 3,427,954
Liabilities in Excess of Other Assets, Net (0.28)%                          (9,699)
                                                                       -----------
TOTAL NET ASSETS - 100.00%                                             $ 3,418,255
                                                                       ===========


(a)    Non-income producing security
(b) Securities for which market quotations are not readily available are valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at March 31, 2006 is $2,250, which represents 0.07% of total net assets.
(c) Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2006.

The following information for the Funds is presented on an income tax basis as of March 31, 2006:

Cost of Investments                                              $ 3,507,381
Gross Unrealized Appreciation                                         26,894
Gross Unrealized Depreciation                                        106,321
                                                                 -----------
Net Unrealized Appreciation/(Depreciation)                       $   (79,427)
                                                                 ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

      (b)There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940:

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By /s/ Jeffry H. King, Sr.
   --------------------------------------------------
       Jeffry H. King, Sr., Chief Executive Officer

Date:  May 26, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffry H. King, Sr.
   --------------------------------------------------
       Jeffry H. King, Sr., Chief Executive Officer

Date:  May 26, 2006


By /s/ Jeffry H. King, Sr.
   --------------------------------------------------
       Jeffry H. King, Sr., Treasurer

Date:  May 26, 2006